Investment in Mortgage Notes (Details) $ in Thousands					12 Months Ended
		Jan. 05, 2016 USD ($)	Jan. 01, 2016 USD ($)	Apr. 21, 2014	Dec. 31, 2015 USD ($) a properties years	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Apr. 04, 2007 a
Accounts, Notes, Loans and Financing Receivable [Line Items]
prepayment fee					$ 0	$ 5,000	$ 0
Costs associated with loan refinancing or payoff					270	301	6,166
Mortgage notes and related accrued interest receivable, net					423,780	507,955
Notes Receivable, Future Payment Receivables [Abstract]
Proceeds from mortgage note receivable paydown					$ 40,956	76,256	1,900
Corporation [Member] | Hotel [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lessor Leasing Arrangements, Operating Leases, Term of Contract	[1]				20 years
Mortgage Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage notes and related accrued interest receivable, net					$ 423,780
Notes Receivable, Future Payment Receivables [Abstract]
2015					5,960
2016					2,268
2017					902
2018					165,546
2019					1,112
Thereafter					247,992
Mortgage Receivable [Member] | Corporation [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage notes and related accrued interest receivable, net					$ 423,780	507,955
Mortgage Receivable [Member] | Corporation [Member] | Mortgage note, 10.00%, borrower exercised conversion option on August 1, 2015 | Hotel [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage Loans on Real Estate, Interest Rate	[1]				10.00%
Mortgage notes and related accrued interest receivable, net	[1]				$ 0	70,114
Mortgage Receivable [Member] | Corporation [Member] | Mortgage note, 9.00%, paid October 1, 2015 | Education Property [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Area of Real Estate Property | a					56
Mortgage Loans on Real Estate, Interest Rate	[2]				9.00%
Mortgage notes and related accrued interest receivable, net	[2]				$ 0	1,164
Mortgage Receivable [Member] | Corporation [Member] | Mortgage note and related accrued interest receivable, 10.00%, paid November 10, 2015 | Vineyard And Winery Facility [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Area of Real Estate Property | a					20
Mortgage Loans on Real Estate, Interest Rate	[3]				10.00%
Mortgage notes and related accrued interest receivable, net	[3]				$ 0	2,521
Mortgage Receivable [Member] | Corporation [Member] | Mortgage Note, Due November 30, 2015 [Member] | Education Property [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Area of Real Estate Property | a					20
Mortgage Receivable [Member] | Corporation [Member] | Mortgage note and related accrued interest receivable, 9.00%, due March 31, 2016 | Education Property [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage Loans on Real Estate, Interest Rate	[4]				9.00%
Mortgage notes and related accrued interest receivable, net	[4]				$ 1,257	1,149
Mortgage Receivable [Member] | Corporation [Member] | Mortgage note, 5.50%, due November 1, 2016 | Vineyard And Winery Facility [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Area of Real Estate Property | a					159
Mortgage Loans on Real Estate, Interest Rate	[5]				5.50%
Mortgage notes and related accrued interest receivable, net	[5]				$ 2,500	2,500
Mortgage Receivable [Member] | Corporation [Member] | Mortgage Note, Due March 11, 2017 [Member] | Education Property [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Area of Real Estate Property | a					12
Mortgage Loans on Real Estate, Interest Rate	[6]				9.00%
Mortgage notes and related accrued interest receivable, net	[6]				$ 1,454	0
Mortgage Receivable [Member] | Corporation [Member] | Mortgage notes and related accrued interest receivable, 7.00% and 10.00%, due May 1, 2019 | Water Parks [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage notes and related accrued interest receivable, net	[7]				164,543	191,116
Mortgage Loan on Real Estate, Line of Credit of Borrower Subject to Same Cross Collateral With Higher Collateral Position, Maximum					9,000
Participating interest income					1,500	1,400	$ 923
Notes Receivable, Future Payment Receivables [Abstract]
Proceeds from mortgage note receivable paydown					45,000
Increase (Decrease) in Notes Receivables					$ 22,500
Mortgage Receivable [Member] | Corporation [Member] | Mortgage notes and related accrued interest receivable, 7.00% and 10.00%, due May 1, 2019 | Water Parks [Member] | KANSAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of properties securing debt | properties					1
Mortgage Receivable [Member] | Corporation [Member] | Mortgage notes and related accrued interest receivable, 7.00% and 10.00%, due May 1, 2019 | Water Parks [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of properties securing debt | properties					2
Mortgage Receivable [Member] | Corporation [Member] | Mortgage note and related accrued interest receivable, 10.65%, due June 28, 2032 | Montparnasse56 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage Loans on Real Estate, Interest Rate	[8]				10.65%
Mortgage notes and related accrued interest receivable, net	[8]				$ 36,032	36,032
Mortgage Receivable [Member] | Corporation [Member] | Mortgage note and related accrued interest receivable, 9.50%, due September 1, 2032 | Basis School, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage Loans on Real Estate, Interest Rate	[9]				9.50%
Mortgage notes and related accrued interest receivable, net	[9]				$ 19,944	19,795
Mortgage Receivable [Member] | Corporation [Member] | Mortgage note and related accrued interest receivable, 10.25%, due October 31, 2032 | NC Music Factory [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage Loans on Real Estate, Interest Rate	[10]				10.25%
Mortgage notes and related accrued interest receivable, net	[10]				$ 22,188	22,188
Mortgage Receivable [Member] | Corporation [Member] | Mortgage note and related accrued interest receivable, 9.00%, due December 31, 2032 | Education Property [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage Loans on Real Estate, Interest Rate	[11]				9.00%
Mortgage notes and related accrued interest receivable, net	[11]				$ 5,469	5,598
Mortgage Loans on Real Estate, Periodic Payment Terms, Level Payments					52
Mortgage Receivable [Member] | Corporation [Member] | Mortgage notes and related accrued interest receivable, 9.50%, due April 30, 2033 | Education Property [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage Loans on Real Estate, Interest Rate	[12]				9.50%
Mortgage notes and related accrued interest receivable, net	[12]				$ 30,680	28,788
Number of properties securing debt | properties					3
Notes Receivable, Future Payment Receivables [Abstract]
mortgage loan on real estate, interest rate, increase					0.50%
Frequency of Interest Rate Increases					5 years
mortgage loans on real estate, effective interest rate					9.50%
mortgage loans on real estate, servicer fee					2.00%
Mortgage Receivable [Member] | Corporation [Member] | Mortgage Note, Due June 30, 2033 [Member] | TopGolf [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage Loans on Real Estate, Interest Rate	[13]				10.25%
Mortgage notes and related accrued interest receivable, net	[13]				$ 3,488	3,471
Mortgage Receivable [Member] | Corporation [Member] | Mortgage note, 11.31%, due July 1, 2033 | TopGolf [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage Loans on Real Estate, Interest Rate	[14]				11.31%
Mortgage notes and related accrued interest receivable, net	[14]				$ 12,781	13,005
Mortgage Loans on Real Estate, Periodic Payment Terms, Level Payments					141
Mortgage Receivable [Member] | Corporation [Member] | Mortgage note and related accrued interest receivable, 8.50%, due June 30, 2034 | Education Property [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage Loans on Real Estate, Interest Rate	[15]				8.50%
Mortgage notes and related accrued interest receivable, net	[15]				$ 4,900	4,870
Notes Receivable, Future Payment Receivables [Abstract]
mortgage loan on real estate, interest rate, increase					1.025%
Mortgage Receivable [Member] | Corporation [Member] | Mortgage Note, Due August 31, 2034 [Member] | Education Property [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage Loans on Real Estate, Interest Rate	[16]				9.50%
Mortgage notes and related accrued interest receivable, net	[16]				$ 12,392	12,082
Notes Receivable, Future Payment Receivables [Abstract]
mortgage loan on real estate, interest rate, increase					0.50%
mortgage loans on real estate, effective interest rate					9.50%
mortgage loans on real estate, servicer fee					2.00%
Mortgage Receivable [Member] | Corporation [Member] | Mortgage note, due December 1, 2034 [Member] | Ski Resorts [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Area of Real Estate Property | a								588
Mortgage Loans on Real Estate, Interest Rate	[17]				1.10%
Mortgage notes and related accrued interest receivable, net	[17]				$ 51,450	51,450
Number of properties securing debt | properties					1
Mortgage Receivable [Member] | Corporation [Member] | Mortgage notes, 10.13%, due December 1, 2034 | Ski Resorts [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Area of Real Estate Property | a					510
Mortgage Loans on Real Estate, Interest Rate	[18]				10.13%
Mortgage notes and related accrued interest receivable, net	[18]				$ 37,562	37,562
Number of properties securing debt | properties					4
Mortgage Receivable [Member] | Corporation [Member] | Mortgage notes, 10.40%, due December 1, 2034 | Ski Resorts [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Area of Real Estate Property | a					135
Mortgage Loans on Real Estate, Interest Rate	[19]				10.40%
Mortgage notes and related accrued interest receivable, net	[19]				$ 4,550	4,550
Mortgage Receivable [Member] | Corporation [Member] | Mortgage Note, due July 1, 2036 [Member] | TopGolf [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage Loans on Real Estate, Interest Rate	[20]				10.25%
Mortgage notes and related accrued interest receivable, net	[20]				$ 9,147	0
Mortgage Receivable [Member] | Corporation [Member] | Mortgage Note, due October 1, 2036 [Member] | TopGolf [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage Loans on Real Estate, Interest Rate	[21]				9.75%
Mortgage notes and related accrued interest receivable, net	[21]				$ 3,443	$ 0
First Mortgage [Member] | TopGolf [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Area of Real Estate Property | a					28
Mortgage Loans on Real Estate, Interest Rate					10.25%
Notes Receivable, Future Payment Receivables [Abstract]
mortgage loan on real estate, interest rate, increase					0.50%
Frequency of Interest Rate Increases					5 years
mortgage loans on real estate, effective interest rate					9.90%
mortgage loans on real estate, servicer fee					2.00%
Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Length of lease (in years) | years					16
Minimum [Member] | Mortgage Receivable [Member] | Corporation [Member] | Mortgage notes and related accrued interest receivable, 7.00% and 10.00%, due May 1, 2019 | Water Parks [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage Loans on Real Estate, Interest Rate	[7]				7.00%
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Length of lease (in years) | years					19
Maximum [Member] | Mortgage Receivable [Member] | Corporation [Member] | Mortgage notes and related accrued interest receivable, 7.00% and 10.00%, due May 1, 2019 | Water Parks [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage Loans on Real Estate, Interest Rate	[7]				10.00%
immaterial business acquisition [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lessor Leasing Arrangements, Operating Leases, Term of Contract				13 years	20 years
Subsequent Event [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage Loans on Real Estate, Renewed and Extended, Amount			$ 21,800
Subsequent Event [Member] | Mortgage Receivable [Member] | Corporation [Member] | Mortgage note and related accrued interest receivable, 9.50%, due September 1, 2032 | Basis School, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
prepayment fee	[9]	$ 3,600
Subsequent Event [Member] | Mortgage Receivable [Member] | Corporation [Member] | Mortgage note and related accrued interest receivable, 10.25%, due October 31, 2032 | NC Music Factory [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage Loans on Real Estate, Interest Rate	[10]		9.75%

[1]	The Company's first mortgage loan agreement with CBK Lodge, LP and CBH20, LP was secured by development land and improvements adjacent to the Company's Camelback Mountain Resort. On August 1, 2015, per the terms of the mortgage note agreement, the borrower exercised its option to convert the mortgage note agreement to a 20-year tripe net lease agreement. As a result, the Company recorded the carrying value of the investment into rental property, which approximated the fair value of the property on the conversion date. There was no gain or loss recognized on this transaction.
[2]	The Company's first mortgage loan agreement with American Charter Development that was secured by approximately 56 acres of land located in Arizona City, Arizona was paid on October 1, 2015.
[3]	The Company's mortgage loan agreement with Carneros Vintners, Inc. that was secured by approximately 20 acres of land and a custom crush facility was paid on November 10, 2015.
[4]	The Company's first mortgage loan agreement with HighMark Land, LLC is secured by approximately 20 acres of land located in Lincoln, California. The note requires accrued interest and principal to be paid at maturity.
[5]	The Company's mortgage loan agreement with Alko Ranch, LLC is secured by approximately 159 acres of land and a winery facility. The note requires monthly interest payments.
[6]	The Company's first mortgage loan agreement with LBE Investments, Ltd. is secured by approximately 12 acres of land located in Queen Creek, Arizona. The note requires accrued interest and principal to be paid at maturity.
[7]	The Company’s mortgage loan agreements with SVVI, LLC (SVVI) are secured by one waterpark and adjacent land in Kansas City, Kansas as well as two other waterparks located in New Braunfels and South Padre Island, Texas. The mortgage notes have cross-default and cross-collateral provisions. Pursuant to the mortgage on the Texas properties, only a seasonal line of credit secured by the Texas parks totaling not more than $9.0 million at any time ranks superior to the Company’s collateral position. The note accrues monthly interest payments and SVVI is required to fund a debt service reserve for off-season interest payments (those due from September to May). The reserve is to be funded by equal monthly installments during the months of June, July and August. Monthly interest payments are transferred to the Company from this debt service reserve. The mortgage loan agreements also contain certain participating interest and note pay-down provisions. During the years ended December 31, 2015, 2014 and 2013, the Company recognized $1.5 million, $1.4 million and $923 thousand of participating interest income, respectively. SVV I, LLC is a VIE, but it was determined that the Company was not the primary beneficiary of this VIE. The Company’s maximum exposure to loss associated with SVVI, LLC is limited to the Company’s outstanding mortgage note and related accrued interest receivable. On October 13, 2015, the Company received a partial pay-down of $45.0 million. Per the terms of the mortgage notes receivable, half of this amount pays back advances plus accrued interest and the other half, or approximately $22.5 million, further reduces the note balance but has no impact on the interest income the Company was previously receiving.
[8]	The Company's first mortgage loan agreement with Montparnasse 56 USA is secured by the observation deck of the John Hancock building in Chicago, Illinois. This note requires monthly interest payments.
[9]	The Company's first mortgage loan agreement with Basis Schools, Inc. is secured by a public charter school and the underlying land located in Washington D.C. Subsequent to December 31, 2015, the note was prepaid on January 5, 2016. In connection with the full payoff of this note, the Company received a prepayment fee of $3.6 million.
[10]	The Company's first mortgage loan agreement with Fiber Mills, LLC and Music Factory Condominiums, LLC is secured by the North Carolina Music Factory located in Charlotte, North Carolina which is an existing entertainment retail center that includes live performance and other dining and entertainment tenants. Subsequent to December 31, 2015, this note was amended and restated. The amended note bears interest at 9.75% and requires monthly interest payments. In conjunction with the amendment, the Company funded an additional $21.8 million.
[11]	The Company's first mortgage loan agreement with LBE Investments, Ltd. is secured by a charter school property located in Queen Creek, Arizona. The note is fully amortizing and requires monthly principal and interest payments of $52 thousand.
[12]	The Company's first mortgage loan agreements with LBE Investments, Ltd. are secured by three charter school properties located in Gilbert and Queen Creek, Arizona. The notes bear interest beginning at 9.50% with increases of 0.50% every five years. The notes are fully amortizing and require monthly payments of principal and interest. The notes have an effective interest rate of approximately 9.50%, which is net of a 2% servicer fee to HighMark.
[13]	The Company's first mortgage loan agreement with UME Preparatory Academy is secured by approximately 28 acres of land and a public charter school property located in Dallas, Texas. The note bears interest beginning at 10.25% with increases of 0.50% every five years and requires monthly interest payments. The note has an effective interest rate of approximately 9.90%, which is net of a 2% servicer fee to HighMark.
[14]	The Company's first mortgage loan agreement with Topgolf USA Austin is secured by a golf entertainment complex located in Austin, Texas. The note is fully amortizing and requires monthly principal and interest payments of $141 thousand.
[15]	The Company's first mortgage loan agreement with 169 Jenks is secured by a public charter school property located in St. Paul, Minnesota. The note bears interest beginning at 8.50% which increases annually based on a formula of the rate multiplied by 1.025%. The note requires monthly interest payments.
[16]	The Company's first mortgage loan agreement with Beloved Community Charter School, Inc. is secured by a charter school property located in Jersey City, New Jersey. The note bears interest beginning at 9.50% with increases of 0.50% every five years and requires monthly interest payments. The note has an effective interest rate of approximately 9.50%, which is net of a 2% servicer fee to HighMark.
[17]	The Company's first mortgage loan agreement with Peak Resorts, Inc. (Peak) is secured by one metro ski park located in Vermont. Mount Snow is approximately 588 acres and is located in both West Dover and Wilmington, Vermont. On December 2, 2014, this note was amended and restated to extend the maturity date to December 1, 2034. The note requires monthly interest payments and Peak is required to fund a debt service reserve for off-season interest payments (those due from April to December). The reserve is to be funded by equal monthly installments during the months of January, February and March. Monthly interest payments are transferred to the Company from this debt service reserve. Annually, this interest rate increases based on a formula dependent in part on increases in the CPI.
[18]	The Company's first mortgage loan agreements with Peak are secured by four metro ski parks located in Ohio and Pennsylvania with a total of approximately 510 acres. On December 2, 2014, these notes were amended and restated to extend the maturity date to December 1, 2034. The notes require monthly interest payments and Peak is required to fund a debt service reserve for off-season interest payments (those due from April to December). The reserve is to be funded by equal monthly installments during the months of January, February and March. Monthly interest payments are transferred to the Company from this debt service reserve. Annually, this interest rate increases based on a formula dependent in part on increases in the CPI.
[19]	The Company's first mortgage loan agreement with Peak is secured by a metro ski park located in Chesterland, Ohio with approximately 135 acres. On December 2, 2014, this note was amended and restated to extend the maturity date to December 1, 2034. The note requires monthly interest payments and Peak is required to fund a debt service reserve for off-season interest payments (those due from April to December). The reserve is to be funded by equal monthly installments during the months of January, February and March. Monthly interest payments are transferred to the Company from this debt service reserve. Annually, this interest rate increases based on a formula dependent in part on increases in the CPI.
[20]	The Company's first mortgage loan agreement with Topgolf USA Midvale, LLC is secured by a golf entertainment complex located in Midvale, Utah. The note requires monthly interest payments.
[21]	The Company's first mortgage loan agreement with Topgolf USA West Chester, LLC is secured by a golf entertainment complex located in West Chester, Ohio. The note requires monthly interest payments.